10. Restatement (Details - Statement of Operations) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Revenue	$ 36,580	$ 625,068	$ 97,757	$ 891,513	$ 891,513		$ 1,116,219
Revenue - related party	3,200	3,563	10,575	6,571	6,571		5,759
Total revenue	39,780	628,631	108,332	898,084	898,084		1,121,978
Cost of Revenue	9,761	544,898	27,685	752,496	726,252		866,559
Gross Profit	30,019	83,733	80,647	145,588	171,832		255,419
Compensation - officers	30,000	30,000	60,000	60,000	120,000		121,385
Research and development	56,771	55,453	107,789	109,929	208,238		201,899
Professional fees	513,736	41,797	563,897	69,777	107,899		142,955
General and administrative	135,874	60,673	205,037	123,582	255,531		256,210
Total Operating Expenses	736,381	187,923	936,723	363,289	691,668		722,449
Loss from Operations	(706,362)	(104,190)	(856,076)	(217,701)	(519,836)		(467,030)
Interest expense, net	(388,901)	20	(443,020)	53	(105,830)		91
Other income	0	0	0	4,763	0		588
Other expense					(1)		(588)
Total other expense	(388,901)	20	(443,020)	4,816	(105,831)		91
Loss before income taxes	(1,095,263)	(104,170)	(1,299,096)	(212,885)	(625,667)		(466,939)
Income tax provision	15	800	15	800	694		495
Net Loss	$ (1,095,278)	$ (104,970)	$ (1,299,111)	$ (213,685)	$ (626,361)		$ (467,434)
Weight Average Number of Common Shares Outstanding - Basic and Diluted	34,641,405	34,574,706	34,417,219	34,574,706	34,574,706		34,574,706
Net Loss per common share - Basic and diluted	$ (0.03)	$ 0.00	$ (0.04)	$ (0.01)	$ (.02)	[1]	$ (0.01)	[1]
Scenario, Previously Reported [Member]
Revenue							$ 337,496
Revenue - related party		$ 0		$ 0			0
Total revenue		128,896		211,086			337,496
Cost of Revenue		45,163		65,498			57,128
Gross Profit		83,733		145,588			280,368
Compensation - officers		30,000		60,000			121,385
Research and development		55,453		109,929			201,899
Professional fees		41,797		69,777			142,956
General and administrative		60,673		123,083			257,365
Total Operating Expenses		187,923		362,789			723,605
Loss from Operations		(104,190)		(217,201)			(443,237)
Interest expense, net		20		53			(203)
Other income		0		4,763			5,736
Other expense							(1,600)
Total other expense		20		4,815			3,933
Loss before income taxes		(104,170)		(212,885)			(439,304)
Income tax provision		800		800			1,600
Net Loss		$ (104,970)		$ (213,685)			$ (440,904)
Weight Average Number of Common Shares Outstanding - Basic and Diluted		34,574,706		34,574,706			34,574,706
Net Loss per common share - Basic and diluted		$ 0.00		$ (0.01)			$ (0.01)
Adjustment [Member]
Revenue							$ 778,723
Revenue - related party		$ 3,563		$ 6,571			5,759
Cost of Revenue		$ 499,736		$ 686,998			809,431
General and administrative							(1,155)
Interest expense, net							300
Other income							(5,148)
Other expense							1,012
Income tax provision							(1,105)
Net Loss							$ (26,530)

[1]	* Denotes a loss of less than $(0.01) per share